UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-00204

                   ALLIANCEBERNSTEIN MID-CAP GROWTH FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2006

                    Date of reporting period: April 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

COMPANY                                              SHARES       U.S. $ VALUE
-------                                           ------------   --------------
COMMON STOCKS-98.7%
TECHNOLOGY-46.9%
COMMUNICATION EQUIPMENT-8.1%
JDS Uniphase Corp.(a)*                               8,191,342   $   28,587,784
Juniper Networks, Inc.(a)*                           2,659,386       49,145,453
                                                                 --------------
                                                                     77,733,237
                                                                 --------------
COMMUNICATION SERVICES-6.9%
Level 3 Communications, Inc.(a)                      7,986,063       43,124,740
NeuStar, Inc. Cl.A(a)*                                 683,251       23,982,110
                                                                 --------------
                                                                     67,106,850
                                                                 --------------
COMPUTER HARDWARE/STORAGE-2.0%
Sun Microsystems, Inc.(a)                            3,908,613       19,543,065
                                                                 --------------
COMPUTER PERIPHERALS-2.6%
Network Appliance, Inc.(a)                             671,345       24,886,759
                                                                 --------------
INTERNET MEDIA-3.1%
Equinix, Inc.(a)*                                      177,796       11,716,757
RealNetworks, Inc.(a)*                               1,785,752       17,893,235
                                                                 --------------
                                                                     29,609,992
                                                                 --------------
SEMICONDUCTOR CAPITAL EQUIPMENT-7.9%
Formfactor, Inc.(a)*                                   284,407       11,856,928
KLA-Tencor Corp.*                                      873,629       42,073,972
Lam Research Corp.(a)                                  449,193       21,956,554
                                                                 --------------
                                                                     75,887,454
                                                                 --------------
SEMICONDUCTOR COMPONENTS-9.6%
Advanced Micro Devices, Inc.(a)                        365,432       11,821,725
Broadcom Corp. Cl.A(a)                                 467,876       19,234,382
PMC-Sierra, Inc.(a)*                                 1,598,058       19,863,861
Silicon Laboratories, Inc.(a)                          674,387       31,433,178
Spansion, Inc. Cl.A(a)                                 602,981       10,323,035
                                                                 --------------
                                                                     92,676,181
                                                                 --------------
SOFTWARE-5.7%
Citrix Systems, Inc.(a)                                275,279       10,989,138
NAVTEQ(a)*                                             694,890       28,851,833
Red Hat, Inc.(a)                                       524,500       15,415,055
                                                                 --------------
                                                                     55,256,026
                                                                 --------------
MISCELLANEOUS-1.0%
Trimble Navigation Ltd.(a)*                            199,114        9,434,021
                                                                 --------------
                                                                    452,133,585
                                                                 --------------
CONSUMER SERVICES-25.5%
ADVERTISING-1.2%
Audible, Inc.(a)*                                    1,040,103       11,233,112
                                                                 --------------


1 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

COMPANY                                              SHARES       U.S. $ VALUE
-------                                           ------------   --------------
AIRLINES-2.4%
Continental Airlines, Inc. Cl.B(a)*                    901,323   $   23,470,451
                                                                 --------------
BROADCASTING & CABLE-4.3%
XM Satellite Radio Holdings, Inc. Cl.A(a)*           2,058,117       41,615,126
                                                                 --------------
ENTERTAINMENT & LEISURE-3.5%
Royal Caribbean Cruises, Ltd.*                         577,427       24,130,675
Wynn Resorts, Ltd.(a)*                                 128,766        9,800,380
                                                                 --------------
                                                                     33,931,055
                                                                 --------------
RETAIL - GENERAL MERCHANDISE-4.5%
Amazon.com, Inc.(a)*                                 1,231,037       43,344,813
                                                                 --------------
MISCELLANEOUS-9.6%
Apollo Group, Inc. Cl.A(a)                             882,228       48,204,938
Homestore, Inc.(a)                                   3,659,908       22,471,835
Shanda Interactive Entertainment, Ltd.
(ADR)(a)*                                            1,746,912       21,591,832
                                                                 --------------
                                                                     92,268,605
                                                                 --------------
                                                                    245,863,162
                                                                 --------------
HEALTH CARE-15.6%
BIOTECHNOLOGY-9.6%
Affymetrix, Inc.(a)*                                 1,185,819       33,973,715
Applera Corp.-Applied Biosystems Group*                687,423       19,825,279
Applera Corp.-Celera Genomics Group(a)               1,942,766       23,293,764
Compugen, Ltd.(a)                                    1,715,350        6,792,786
deCODE GENETICS, Inc.(a)*                            1,086,426        8,571,901
                                                                 --------------
                                                                     92,457,445
                                                                 --------------
MEDICAL PRODUCTS-3.8%
Cerus Corp.(a)*                                      1,712,916       11,819,120
Given Imaging, Ltd.(a)*                              1,052,543       24,671,608
                                                                 --------------
                                                                     36,490,728
                                                                 --------------
MEDICAL SERVICES-2.2%
Cepheid, Inc.(a)                                     2,390,331       21,775,916
                                                                 --------------
                                                                    150,724,089
                                                                 --------------
FINANCE-9.3%
BROKERAGE & MONEY MANAGEMENT-3.8%
International Securities Exchange, Inc. Cl.A*          307,422       13,511,197
Investment Technology Group, Inc.(a)*                  193,700       10,264,163
TD Ameritrade Holding Corp.(a)*                        681,161       12,642,348
                                                                 --------------
                                                                     36,417,708
                                                                 --------------
MISCELLANEOUS-5.5%
Chicago Mercantile Exchange Holdings, Inc.              55,386       25,366,788
Nasdaq Stock Market, Inc.(a)*                          752,548       28,160,346
                                                                 --------------
                                                                     53,527,134
                                                                 --------------
                                                                     89,944,842
                                                                 --------------


                                       ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 2

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT
COMPANY                                               (000)       U.S. $ VALUE
-------                                           ------------   --------------
ENERGY-1.4%
MISCELLANEOUS-1.4%
Energy Conversion Devices, Inc.(a)*                    274,026   $   13,704,040
                                                                 --------------
Total Common Stocks
   (cost $770,389,188)                                              952,369,718
                                                                 --------------
SHORT-TERM INVESTMENT-1.1%
TIME DEPOSIT-1.1%
State Street Euro Dollar 4.10%, 5/01/06
   (cost $10,741,000)                             $     10,741       10,741,000
                                                                 --------------
Total Investments Before Security
   Lending Collateral - 99.8%
   (cost $781,130,188)                                              963,110,718
                                                                 --------------
INVESTMENT OF CASH COLLATERAL
   FOR SECURITIES LOANED-22.6%
SHORT-TERM INVESTMENT
UBS Private Money Market Fund, LLC 4.74%
   (cost $217,625,586)                             217,625,586      217,625,586
TOTAL INVESTMENTS - 122.4%
   (cost $998,755,774)                                            1,180,736,304
Other assets less liabilities - (22.4)%                            (216,415,336)
                                                                 --------------
NET ASSETS - 100%                                                $  964,320,968
                                                                 --------------

*    Represents entire or partial securities out on loan.

(a)  Non-income producing security.

     Glossary:
     ADR - American Depositary Receipt

     Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


3 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
 3 (a) (1)    Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

 3 (a) (2)    Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant AllianceBernstein Mid-Cap Growth Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: June 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: June 23, 2006


By: /s/ Mark D. Gersten
    ---------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial
    Officer

Date: June 23, 2006


                                       4